Related Parties (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Related Parties (Details) [Line Items]
Borrowed funds	$ 336,722
Due to related parties	336,722	$ 120,000
USDC [Member] | Maximum [Member]
Related Parties (Details) [Line Items]
Borrowed funds	341,722
USDC [Member] | Minimum [Member]
Related Parties (Details) [Line Items]
Borrowed funds	329,772
Mr. Erke Huang [Member]
Related Parties (Details) [Line Items]
Due to related parties	329,722
Chief Financial Officer [Member]
Related Parties (Details) [Line Items]
Due to related parties	$ 7,000